OTHER INCOME (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Royalty interest rate	7.00%
Gain on Extinguishment of Liabilities	$ 6,000
Other income	10,945	$ 12,673
Royalty [Member]
Other income	$ 4,945